Stock-Based Compensation (Details) - Schedule of restricted stock awards - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 29, 2021	Sep. 30, 2022	Jun. 30, 2022
Schedule of Restricted Stock Awards [Abstract]
Number of Shares, Outstanding beginning balance	691,232		344,426	691,232
Weighted Average Grant Date Fair Value Per Share, Outstanding beginning balance	$ 1.9		$ 1.9	$ 1.9
Number of Shares, Outstanding ending balance	604,530	691,232	257,724	344,426
Weighted Average Grant Date Fair Value Per Share, Outstanding ending balance	$ 1.9	$ 1.9	$ 1.9	$ 1.9
Number of Shares, Granted
Weighted Average Grant Date Fair Value Per Share, Granted		$ 1.9
Number of Shares, Vested	(86,702)	(31,776)	(86,702)	(346,807)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 1.9	$ 1.9	$ 1.9	$ 1.9
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited